Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Summary of Significant Accounting Policies

Principles of Consolidation

The “Partnership,” as used herein, includes America First Multifamily Investors, L.P. and its wholly-owned subsidiaries. The “wholly-owned subsidiaries” include the MF Properties owned by various limited partnerships in which one of the wholly-owned subsidiaries (a “Holding Company”) holds a 99% limited partner interest. All intercompany transactions are eliminated. The wholly-owned consolidated subsidiaries of the Partnership consist of:

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ATAX TEBS I, LLC, a special purpose entity owned and controlled by the Partnership, created to hold mortgage revenue bonds in order to facilitate the TEBS Financing, M24 TEBS Financing, with Freddie Mac (see Note 12).

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ATAX TEBS II, LLC, a special purpose entity owned and controlled by the Partnership, created in 2014 to hold mortgage revenue bonds in order to facilitate the second TEBS financing, M31 TEBS Financing, with Freddie Mac (see Note 12).

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ATAX TEBS III, LLC, a special purpose entity owned and controlled by the Partnership, created in 2015 to hold mortgage revenue bonds in order to facilitate the third TEBS Financing, M33 TEBS Financing, with Freddie Mac (see Note 12).

•	ATAX Vantage Holdings, LLC, a wholly owned subsidiary of the Partnership committed to loan money for the development of multifamily properties (see Note 9).
•	Eight MF Properties which are either wholly or majority owned by the Partnership or subsidiaries of the Partnership (see Note 8).

Two properties, Bent Tree and Fairmont Oaks, in which the Partnership does not hold an ownership interest but which own multifamily properties financed with mortgage revenue bonds owned by the Partnership are VIEs.  The Partnership has been determined to be the primary beneficiary of these VIEs, the Consolidated VIEs. The Consolidated VIEs are presented as discontinued operations for all periods presented and all significant transactions and accounts between the Partnership and the VIEs have been eliminated in consolidation. The Company’s consolidated financial statements reported in this Form 10-K include the financial position and results of operations of the Partnership and the Consolidated VIEs.

Variable Interest Entities

Under the consolidation guidance, the Partnership must make an evaluation of the entities which own the Residential Properties and commercial property financed with mortgage revenue bonds it holds to determine if these entities meet the definition of a VIE. Generally, a VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated  financial support; (b) as a group, the holders of the equity investment at risk lack (i) the ability to make decisions about an entity’s activities through voting or similar rights, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the equity investors have voting rights that are not proportional to their economic interests and substantially all of the entity’s activities either involve, or are conducted on behalf of, an investor that has disproportionately few voting rights.

The guidance requires the Partnership to perform an analysis to determine whether its variable interests give it a controlling financial interest in a VIE.  This analysis identifies the primary beneficiary, the entity that must consolidate the VIE, as the entity that has (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.  The Partnership re-evaluated all of its investments to determine if the property owners are VIEs and, if so, whether the Partnership is the primary beneficiary of the VIE.  The guidance also requires ongoing assessments of whether an enterprise is the primary beneficiary of a VIE.  As a result, changes to the Consolidated VIEs may occur in the future based on changes in circumstances.  The accounting guidance on consolidations is complex and requires significant analysis and judgment.

In the Company’s consolidated financial statements, all transactions and accounts between the Partnership and the Consolidated VIEs have been eliminated in consolidation. The Partnership does not believe that the consolidation of VIEs for reporting under GAAP impacts the Partnership’s status as a partnership for federal income tax purposes or the status of Unitholders as partners of the Partnership, the treatment of the mortgage revenue bonds on the properties owned by Consolidated VIEs as debt, the nature of the interest payments, which it believes to be tax-exempt, received on the mortgage revenue bonds secured by the properties owned by Consolidated VIEs or the manner in which the Partnership’s income is reported to Unitholders on IRS Form K-1.

The unallocated deficit of the Consolidated VIEs is primarily comprised of the accumulated historical net losses of the Consolidated VIEs since the applicable consolidation date. The unallocated deficit of the Consolidated VIEs and the Consolidated VIEs’ net losses subsequent to that date are not allocated to the General Partner and Unitholders as such activity is not contemplated by, or addressed in, the Amended and Restated LP Agreement. The primary purpose of the Partnership is to acquire, hold, sell and otherwise deal with mortgage revenue bonds and other instruments which have been issued to provide construction and/or permanent financing for Residential Properties and other commercial properties. The Mortgage Revenue Bonds, the PHC Certificates, and the MBS Securities segments fulfill this purpose, are long-term investments, and the properties which collateralize the mortgage revenue bonds are not owned or managed by the Partnership.  The MF Property segment is comprised of directly and indirectly owned, actively managed, and controlled multifamily properties. The MF Properties included in this segment are typically financed with third party mortgages.

Effective in 2015, the Company changed its reportable segments due to the classification of the Company’s Consolidated VIEs as discontinued operations. The Consolidated VIE segment was comprised of the results of operations of the underlying collateral for the related mortgage revenue bonds. The Company concluded its investment in the Consolidated VIE segment was not consistent with the Company’s portfolio of assets, as described above.  As such, the Company decided to implement a strategic shift in direction by discontinuing its Consolidated VIE segment. This decision was made for the following reasons:

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The risk profile of the Consolidated VIE segment was unique as the substance of the investment was the result of the operations of the underlying properties and not the mortgage revenue bonds (which is the form of the investment).The risk profile includes:

•	The underlying properties’ thin capitalization,
•	Related party ownership groups, and
•	The lack of ultimate decision-making authority.
•	The stated purpose of the Company was not to manage properties without having some type of ownership or ability to control the underlying property.
•	Subsequent to the disposition of the Consolidated VIE properties by their owners, the Company does not plan to include this type of investment as part of its strategic direction.

In April 2015, the Partnership entered into brokerage contracts to sell Bent Tree and Fairmont Oaks, Consolidated VIEs. As a result, these entities met the criteria for discontinued operations presentation and have been classified as such in the Company’s consolidated financial statements for all periods presented.  The sales of the Consolidated VIEs were closed in the fourth quarter of 2015 with the gains and results of operations of the Consolidated VIEs reported as part of the discontinued operations in net income for all periods presented. For the year ended December 31, 2015, the Company’s Consolidated VIEs are reported as discontinued operations on the Company’s consolidated financial statements. As of and for the years ended December 31, 2014 and 2013, the Company's two Consolidated VIEs are reported as assets held for sale and discontinued operations on the Company's consolidated financial statements. No net income or loss from these properties’ operations or sale accrued to the Unitholders or the General Partner during 2015 (see Notes 4, 8, 10, 21, and 22).

Acquisition Accounting

Pursuant to the guidance on acquisition accounting, the Partnership allocates the contractual purchase price of a property acquired to the land, building, and leases in existence as of the date of acquisition based on their relative fair values.  The building is valued as if vacant. The estimated valuation of in-place leases is calculated by applying a risk-adjusted discount rate to the projected cash flow deficit at each property during an assumed lease-up period for these properties. This allocated cost is amortized over the average remaining term of the leases and is included in the statement of operations under depreciation and amortization expense. The acquisition related costs to acquire a property are expensed as incurred.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid securities and investments in federally tax-exempt securities with maturities of three months or less when purchased.

Concentration of Credit Risk

The Partnership maintains the majority of its unrestricted cash balances at two financial institutions.  The balances insured by the Federal Deposit Insurance Corporation are equal to $250,000 at each institution.  At various times the cash balances exceeded the $250,000 limit.  The Partnership is also exposed to risk on its short-term investments in the event of non-performance by counterparties.  The Partnership does not anticipate any non-performance.  This risk is minimized significantly by the Partnership’s portfolio being restricted to investment grade securities.

Restricted Cash

Restricted cash is legally restricted to use and is comprised of resident security deposits, required maintenance reserves, escrowed funds, restricted compensating balances, and property rehabilitation.  At December 31, 2015, certain of our credit facilities require restricted cash balances as additional collateral.  Specifically, approximately $5.4 million related to the TEBS Financing facilities, approximately $400,000, related to the M24 Financing facility derivatives, and approximately $1.5 million related to the interest rate swaps were held in restricted cash (see Note 16).

Investment in Mortgage Revenue Bonds and Other Other Investments

The Partnership accounts for its investments in mortgage revenue bonds and other investments under the guidance for accounting for certain investments in debt and equity securities.  The guidance requires investments in securities to be classified as one of the following: 1) held-to-maturity, 2) available-for-sale, or 3) trading securities. All of the Partnership’s investments in mortgage revenue bonds and other investments are classified as available-for-sale, and are reported at estimated fair value with the net unrealized gains or losses reflected in other comprehensive income. Unrealized gains and losses do not affect the cash flow of the bonds, distributions to Unitholders, or the characterization of the interest income of the financial obligation of the underlying collateral.

There is no active trading market for the bonds and price quotes for the bonds are not available.  As a result, the Partnership bases its estimate of fair value of the mortgage revenue bonds using discounted cash flow or yield to maturity analyses performed by management. This calculation methodology encompasses a significant amount of management judgment in its application.  If available, the Partnership may also consider price quotes on similar bonds or other information from external sources, such as pricing services or broker quotes.  Pricing services, broker quotes and the Partnership’s analyses provide indicative pricing only.

The Partnership periodically reviews each of its mortgage revenue bonds for impairment.  The Partnership evaluates whether unrealized losses are considered to be other-than-temporary based on a number of factors including:

•	The duration and severity of the decline in fair value,
•	The Partnership’s intent to hold and the likelihood of it being required to sell the security before its value recovers,
•	Adverse conditions specifically related to the security, its collateral, or both,
•	Volatility of the fair value of the security,
•	The likelihood of the borrower being able to make payments,
•	Failure of the issuer to make scheduled interest or principal payments, and
•	Recoveries or additional declines in fair value after the balance sheet date.

While the Partnership evaluates all available information, it focuses specifically on whether it has the intent to sell the securities prior to the time that their value recovers or until maturity, whether it is likely that the Partnership will be required to sell the securities before a recovery in value and whether the Partnership expects to recover the securities’ entire amortized cost basis.  The ability to recover the securities’ entire amortized cost basis is based on the likelihood of the issuer being able to make required principal and interest payments on the security.  The primary source of repayment of the amortized cost is the cash flows produced by the property which serve as the collateral for the bonds.  The Partnership utilizes a discounted cash flow model for the underlying property that serves as collateral on the bond and compares the results of the model to the amortized cost basis of the bond.  These models reflect the cash flows expected to be generated by the underlying properties over a ten year period, including an assumed property sale at the end of year ten, discounted using the effective interest rate on the bonds in accordance with the accounting guidance on other-than-temporary impairment of debt securities.  The inputs to these models require the Partnership to make assumptions, the most significant of which include:

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Revenue and expense projections for the property operations, which result in the estimated net operating income generated over the ten year holding period assumed in the model.  Base year (model year one) assumptions are based on historical financial results and operating budget information.  Base year assumptions are then adjusted for expected changes in occupancy, rental rates and expenses, and

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The capitalization rate utilized to estimate the sales proceeds from an assumed property sale in year ten of the model.  The capitalization rate used in the current year models ranged between 5.3% and 7.5% which the Partnership believes represents a reasonable range given the current market for Residential Properties.

The revenue, expense and resulting net operating income projections which are the basis for the discounted cash flow model are based on judgment.  Operating results from a multifamily, student, or senior citizen residential property depend on the rental and occupancy rates of the property and the level of operating expenses.  Occupancy rates and rents are directly affected by the supply of and demand for multifamily residential properties in the market areas in which a property is located.  This, in turn, is affected by several factors such as local or national economic conditions, the amount of new apartment construction and interest rates on single-family mortgage loans. Net operating income from the commercial property depends on the number of cancer patients which utilize the cancer therapy center and the ability to hire and retain key employees to provide the related cancer treatment. In addition, factors such as government regulation, inflation, real estate and other taxes, labor problems and natural disasters can affect the economic operations of a property.

If the discounted cash flows from a property are less than the amortized cost of the bond, the Partnership believes that there is a strong indication that the cash flows from the property will not support the payment of the required principal and interest on the bond and, accordingly, the bond is considered other-than-temporarily impaired.  If an other-than-temporary impairment exists, the amortized cost basis of the mortgage revenue bond is written down to its estimated fair value.  The amount of the write-down representing a credit loss is accounted for as a realized loss on the statement of operations.  The amount of the write-down representing a non-credit loss is recorded to other comprehensive income.  The difference between the amortized cost basis and the discounted cash flows using the effective interest rate represents the credit loss.  Any residual decline in value would be considered the interest related loss or non-credit loss.  The recognition of an other-than-temporary impairment and the potential impairment analysis are subject to a considerable degree of judgment, the results of which when applied under different conditions or assumptions could have a material impact on the financial statements. If the Partnership experiences deterioration in the values of its investment portfolio, the Partnership may incur impairments to its investment portfolio which could negatively impact the Partnership’s financial condition, cash flows, and reported earnings.

The Partnership owns some mortgage revenue bonds which were purchased at a discount or premium. The discount or premium on an investment is amortized on an effective yield method and the result is realized in investment income in the current period.

The Partnership eliminates the mortgage revenue bonds and the associated interest income and interest receivable when it consolidates the underlying real estate collateral in accordance with implementation of the consolidation guidance for variable interest entities.

Investment in PHC Certificates and MBS Securities

The Partnership accounts for its investments in PHC Certificates and MBS Securities under the guidance for accounting for certain investments in debt and equity securities.  The guidance requires investments in securities to be classified as one of the following: 1) held-to-maturity, 2) available-for-sale, or 3) trading securities. All of the Partnership’s PHC Certificates and MBS Securities investments are classified as available-for-sale, and are reported at estimated fair value with the net unrealized gains or losses reflected in other comprehensive income. Unrealized gains and losses do not affect the cash flow of the bonds, distributions to Unitholders, or the characterization of the interest income of the financial obligation of the underlying collateral.

There is no active trading market for the PHC Certificates and price quotes are not available.  The estimates of the fair values of the PHC Certificates are based on a yield to maturity analysis which begins with the current market yield rate for a “AAA” rated tax-free municipal bond for a term consistent with the weighted-average life of each of the PHC Certificates adjusted largely for unobservable inputs the Partnership believes would be used by market participants. The Partnership’s valuation encompasses judgment in its application and pricing as determined by pricing services, when available, is compared to the Partnership’s estimates.

The Partnership periodically reviews each class of PHC Certificates for impairment. The Partnership evaluates whether a decline in the fair value of a PHC Certificate below its amortized cost is other-than temporary based on a number of factors including:

•	The duration and severity of the decline in fair value,
•	The Partnership’s intent to hold and the likelihood of it being required to sell the security before its value recovers,
•	Downgrade in the security’s rating by S&P,
•	Volatility of the fair value of the security.

The Partnership values each MBS security based upon prices obtained from a third party pricing service, which are indicative of market activity.  The valuation methodology of the Partnership’s third party pricing service incorporates commonly used market pricing methods, trading activity observed in the market place, and other data inputs. The methodology also considers the underlying characteristics of each security, which are also observable inputs, including: coupon; maturity date; loan age; reset date; collateral type; geography; and prepayment speeds.  The Partnership analyzes pricing data received from the third party pricing service by comparing it to valuation information obtained from at least one other third party pricing service and ensuring they are within a tolerable range of difference which the Partnership estimates as 7.5%.  The Partnership also looks at observations of trading activity in the market place when available.

The Partnership periodically reviews each MBS Security for impairment. The Partnership evaluates whether a decline in the fair value of a security below its amortized cost is other-than-temporary based on a number of factors including the duration and severity of the decline in fair value and the Partnership’s intent and ability to hold the security until its value recovers.  Each MBS Security has been rated either “AAA” or “AA” by either S&P or Moody’s.  A downgrade in rating for each MBS Security or new issuances of similar MBS Securities with ratings by S&P or Moody’s below the “A” rating would be a factor in concluding that impairment is other-than-temporary.

Investments in Real Estate

The Partnership’s investments in real estate are carried at cost less accumulated depreciation. Depreciation of real estate is based on the estimated useful life of the related asset, generally 19-40 years on multifamily, student housing, and senior citizen residential apartment buildings and five to 15 years on capital improvements and is calculated using the straight-line method. Maintenance and repairs are charged to expense as incurred, while improvements, renovations, and replacements are capitalized. The Partnership also holds land held for investment and development which is reported at cost.

The Partnership reviews each property and land held for investment and development for impairment at least annually and whenever events or changes in circumstances indicate that the carrying value of a property may not be recoverable. The review of recoverability is based upon comparing the net book value of each real estate property to the sum of its estimated undiscounted future cash flows. If impairment exists due to the inability to recover the carrying value of a property, an impairment loss is recorded to the extent that the carrying value of the property exceeds its estimated fair value.

Taxable Property Loans

In addition to the mortgage revenue bonds held by the Partnership, taxable property loans have been made to the owners of some of the properties which secure the bonds.  The repayment of these taxable property loans is dependent largely on the value of the property or its cash flows which collateralize the loans.  The Partnership periodically evaluates these loans for potential losses by estimating the fair value of the property which collateralizes the loans and comparing the fair value to the outstanding mortgage revenue bonds plus any taxable property loans.  The Partnership utilizes the discounted cash flow model (“DCF”) discussed above except that in estimating a property fair value, the Partnership evaluates a number of different DCF models that contain varying assumptions.  The various models may assume multiple revenue and expense scenarios, various capitalization rates, and multiple discount rates.  The Partnership may also consider other information such as independent appraisals in estimating a property’s fair value.

If the estimated fair value of the property after deducting the amortized cost basis of the senior mortgage revenue bond exceeds the principal balance of the taxable property loan then no potential loss is indicated and no allowance for loan loss is recorded.  If a potential loss is indicated, an allowance for loan loss is recorded against the outstanding loan amount and a loss is realized.  The determination of the need for an allowance for loan loss is subject to considerable judgment. For the years ended December 31, 2015 2014 and 2013, the Partnership recognized a provision for loan losses of approximately $0, $75,000 and $168,000, respectively (see Note 9).

Accounting for TEBS and TOB Financing Arrangements

The Partnership has evaluated the accounting guidance in regard to the M33, M31, and M24 TEBS and TOB Financing arrangements (Note 12) and has determined that the securitization transactions do not meet the accounting criteria for a sale or transfer of financial assets and will, therefore, be accounted for as secured financing transactions.  More specifically, the guidance on transfers and servicing sets forth the conditions that must be met to de-recognize a transferred financial asset.  This guidance provides, in part, that the transferor has surrendered control over transferred assets if and only if the transferor does not maintain effective control over the transferred assets through any of the following:

1.	An agreement that both entitles and obligates the transferor to repurchase or redeem them before their maturity,
2.	The ability to unilaterally cause the holder to return specific assets, other than through a cleanup call, or
3.

An agreement that permits the transferee to require the transferor to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the transferor to repurchase them.

The M33, M31, and M24 TEBS Financing agreements contain certain provisions that allow the Partnership to (1) cause the return of certain individual bonds under defined circumstances, (2) cause the return of all of the bonds by electing an Optional Series Pool Release or (3) cause the return of any defaulted bonds.  The Optional Series Pool Release is defined in the agreements closed in 2010 as two specific dates, September 15, 2017, or September 15, 2020, on which the Partnership has the option to repurchase all of the securitized bonds.  The Optional Series Pool Release is defined in the agreements closed in 2014 as two specific dates, July 15, 2019 or July 15, 2024, on which the Partnership has the option to repurchase all of the securitized bonds.  The Optional Series Pool Release is defined in the agreements closed in 2015 as two specific dates, July 15, 2020 or July 15, 2025, on which the Partnership has the option to repurchase all of the securitized bonds. Given these terms, the Partnership has concluded that the condition in item 2 above is present in the agreements and, therefore, effective control over the transferred assets has not occurred.  As effective control has not been transferred, the transaction does not meet the conditions to de-recognize the assets. The TOB Financing agreements contain certain provisions that allow the Partnership to call the bonds held in the TOB Trusts through their ownership of the LIFERS so effective control has not been transferred.

In addition to evaluating the M33, M31, and M24 TEBS Financings as a sale or transfer of financial assets, we have evaluated the securitization trusts associated with the TEBS Financing facilities, the M33 TEBS Trust, M31 TEBS Trust, and M24 TEBS Trust, under the provisions of consolidation guidance.  As part of the M33, M31, and M24 TEBS Financings, certain bond assets of the Partnership were securitized into the M33, M31, and M24 TEBS Trusts with Freddie Mac.  The M33, M31 and M24 TEBS Trusts then issued Class A and B TEBS Certificates.  Other Partnership investments are securitized into TOB Trusts with DB.  The TOB trustee then issued senior floating-rate participation interests (“SPEARS”) and LIFERS.  The Partnership has determined that the M33, M31, and M24 TEBS Trusts are VIEs and the Class B Certificates owned by the Partnership create a variable interest in the M33, M31, and M24 TEBS Trusts.  It was also determined that the TOB Trusts are VIEs and the LIFERS owned by the Partnership create a variable interest entity in the TOB Trusts.

In determining the primary beneficiary of the M33, M31, and M24 TEBS Trusts and TOB Trusts, the Partnership considered the activities of each of the VIEs which most significantly impact the VIE’s economic performance, who has the power to control such activities, the risks which the entity was designed to create, the variability associated with those risks and the interests which absorb such variability.  The Partnership has retained the right, pursuant to the M33, M31, and M24 TEBS Financing agreements, to either substitute or reacquire some or all of the securitized bonds at various future dates and under various circumstances.  As a result, the Partnership determined it had retained a controlling financial interest in the M33, M31, and M24 TEBS Trusts because such actions effectively provide the Partnership with the ability to control decisions pertaining to the VIE’s management of interest rate and credit risk.  While in the M33, M31, and M24 TEBS Trusts, the bond assets may only be used to settle obligations of the trusts and the liabilities of the trusts do not provide the Class A certificate holders with recourse to the general credit of the Partnership.

The Partnership also determined it was the primary beneficiary of the TOB Trusts as it has the right to cause each TOB trust to sell the securitized asset in each specific TOB Trust.  If the securitized assets were sold, the extent to which the VIE will be exposed to gains or losses from changes in the fair market value of the securitized assets would result from decisions made by the Partnership.

It was determined that the Partnership met the primary beneficiary criteria and was the most closely associated with the VIE and, therefore, was determined to be the primary beneficiary under these financing arrangements.  Given these accounting determinations, the M33, M31, and M24 TEBS and TOBS Financing facilities and the associated M33, M31, and M24 TEBS and TOBS Financings are presented as secured financing to the Company’s consolidated financial statements.

Bond Purchase Commitments

The bond purchase commitments held by the Partnership have no cost. The commitments are required to be measured and recorded at fair value, which is estimated under the same methodology as the Partnership’s mortgage revenue bonds in the Company’s consolidated financial statements (see Notes 5, 17, and 18).

Deferred Financing Costs

The Partnership implemented Accounting Standards Update (“ASU”) 2015-03, “Interest – Imputation of Interest (Subtopic 835-30)” in the first quarter of 2016. The new accounting guidance changed the presentation of deferred financing costs in the consolidated financial statements to present them as a direct deduction from the related debt liability rather than as Other Assets and is applied retrospectively. The new accounting guidance did not change the presentation of deferred financing costs related to lines of credit, so these continue to be reported as Other Assets.

Debt financing costs are capitalized and amortized utilizing the effective interest method over the stated maturity of the related debt financing agreement. Bond issuance costs are capitalized and amortized utilizing the effective interest method over the stated maturity of the related mortgage revenue bonds.   As of December 31, 2015 and 2014, net debt financing costs of $4.9 million and $3.7 million were recorded as deductions to debt financing, respectively, and net deferred financing costs of $470,000 and $676,000 were recorded as deductions to mortgages payable, respectively. As of December 31, 2015 and 2014, other net financing costs and bond issuance costs of $487,000 and $244,000  were included in other assets, respectively. The amortization of deferred financing costs are reflected with depreciation on the Company’s consolidated financial statements for all periods presented.

Income Taxes

No provision has been made for income taxes because the Unitholders are required to report their share of the Partnership’s taxable income for federal and state income tax purposes.  Certain of the Consolidated VIEs and wholly-owned subsidiaries of the Partnership are corporations that are subject to federal and state income taxes.  At December 31, 2015 and 2014, the Partnership evaluated whether it was more likely than not that any deferred tax assets would be realized.  The Partnership recorded a full valuation allowance of approximately $405,000 and $8.5 million at December 31, 2015 and 2014, respectively against the deferred tax assets created at these entities by timing differences because the realization of these future benefits is not more likely than not.

Revenue Recognition on Investments in Mortgage Revenue Bonds

The interest income received by the Partnership from its mortgage revenue bonds is dependent upon the net cash flow of the underlying properties. Base interest income on fully performing mortgage revenue bonds is recognized as it is earned. Base interest income on mortgage revenue bonds not fully performing is recognized as it is received. Past due base interest on mortgage revenue bonds, which are or were previously not fully performing, is recognized as it is received. The Partnership reinstates the accrual of base interest once the mortgage revenue bond’s ability to perform is adequately demonstrated. Contingent interest income, which is only received by the Partnership if the property financed by a mortgage revenue bond that contains a contingent interest provision generates excess available cash flow as set forth in each bond, is recognized when realized or realizable.  Past due contingent interest on mortgage revenue bonds, which are or were previously not fully performing, is recognized when realized or realizable.  As of December 31, 2015 and 2014, the Partnership’s mortgage revenue bonds were fully performing as to their base interest.

Revenue Recognition on Investments in Real Estate, MBS, and PHC Certificates

The Partnership’s Consolidated VIEs and the MF Properties (see Note 8) are lessors of multifamily, student housing, and senior citizen rental units under leases with terms of one year or less. Rental revenue is recognized, net of rental concessions, on a straight-line method over the related lease term.

Interest income on the MBS and PHC Certificates is recognized as it is earned (see Notes 6 and 7).

Derivative Instruments and Hedging Activities

The Partnership accounts for its derivative and hedging activities in accordance with the guidance on Derivatives and Hedging.  The guidance on Derivatives and Hedging requires the recognition of all derivative instruments as assets or liabilities in the Company’s consolidated balance sheets and measurement of these instruments at fair value. The accounting treatment is dependent upon whether or not a derivative instrument is designated as a hedge and, if so, the type of hedge.  The Partnership’s interest rate derivative agreements do not have a specific hedge designation under the guidance on derivatives and hedging, and therefore changes in fair value are recognized in the consolidated statements of operations as interest expense.  The Partnership is exposed to loss should a counterparty to its derivative instruments default.  The Partnership does not anticipate non-performance by any counterparty.  The fair value of the interest rate derivative agreements is determined based upon current price quotes by recognized dealers.

Net Income per BUC

Net income per BUC has been calculated based on the weighted average number of BUCs outstanding during each year presented. The Partnership has no dilutive equity securities and, therefore, basic net income per BUC is the same as diluted net income per BUC. The BUCs earnings are comprised of 99% of all net recurring income from the Partnership and 75% of Tier 2 income. The net income per BUCs includes no amounts related to the results of operations or the sales of the Consolidated VIEs.

Use of Estimates in Preparation of Consolidated Financial Statements

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  The most significant estimates and assumptions include those used in determining investment valuation, investment impairments, impairment of property assets, and allowance for loan losses.